SHARE-BASED PAYMENT - Share Options Fair Value Assumption (Details) - Share Options - ¥ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED PAYMENT
Risk-free interest rate	1.66%		2.14%
Risk-free interest rate, minimum		0.67%
Risk-free interest rate, maximum		0.72%
Expected volatility	52.20%		50.40%
Expected volatility, minimum		51.90%
Expected volatility, maximum		52.00%
Expected life of option (years)	10 years	10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
SHARE-BASED PAYMENT
Weighted average share price	¥ 8.05	¥ 21.60	¥ 12.65
Maximum
SHARE-BASED PAYMENT
Weighted average share price	¥ 12.98	¥ 23.10